As filed with the Securities and Exchange Commission on November 14, 2019

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,219	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,219	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 13, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,219 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 13, 2019, the effectiveness of the registration statement for the iShares Emerging Markets Diversified Country Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 1,239 on October 31, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,299	January 13, 2015	February 12, 2015
1,323	February 11, 2015	March 11, 2015
1,357	March 10, 2015	April 9, 2015
1,387	April 8, 2015	May 8, 2015
1,420	May 7, 2015	June 5, 2015
1,431	June 4, 2015	July 2, 2015
1,486	July 30, 2015	August 28, 2015
1,500	August 27, 2015	September 25, 2015
1,508	September 24, 2015	October 23, 2015
1,517	October 22, 2015	November 20, 2015
1,536	November 19, 2015	December 18, 2015
1,542	December 17, 2015	January 16, 2016
1,555	January 15, 2016	February 14, 2016
1,578	February 11, 2016	March 12, 2016
1,590	March 11, 2016	April 8, 2016
1,605	April 7, 2016	May 6, 2016
1,620	May 5, 2016	June 3, 2016
1,646	June 2, 2016	July 1, 2016
1,656	June 30, 2016	July 29, 2016
1,662	July 28, 2016	August 26, 2016
1,671	August 25, 2016	September 23, 2016
1,681	September 22, 2016	October 21, 2016
1,685	October 20, 2016	November 18, 2016
1,693	November 17, 2016	December 16, 2016
1,701	December 15, 2016	January 13, 2017
1,709	January 12, 2017	February 10, 2017
1,717	February 9, 2017	March 10, 2017
1,726	March 9, 2017	April 7, 2017
1,735	April 6, 2017	May 5, 2017
1,746	May 4, 2017	June 2, 2017
1,761	June 1, 2017	June 30, 2017
1,776	June 29, 2017	July 28, 2017
1,786	July 27, 2017	August 25, 2017
1,807	August 24, 2017	September 22, 2017
1,822	September 21, 2017	October 20, 2017
1,838	October 19, 2017	November 17, 2017
1,847	November 16, 2017	December 15, 2017
1,854	December 14, 2017	January 12, 2018
1,866	January 11, 2018	February 9, 2018
1,872	February 8, 2018	March 9, 2018
1,879	March 8, 2018	April 6, 2018
1,896	April 5, 2018	May 4, 2018
1,908	May 3, 2018	June 1, 2018
1,915	May 31, 2018	June 29, 2018
1,926	June 28, 2018	July 27, 2018
1,941	July 26, 2018	August 24, 2018
1,952	August 23, 2018	September 21, 2018
1,968	September 20, 2018	October 19, 2018
1,982	October 18, 2018	November 16, 2018
1,996	November 15, 2018	December 14, 2018
2,013	December 13, 2018	January 11, 2019
2,030	January 10, 2019	February 8, 2019
2,042	February 7, 2019	March 8, 2019
2,062	March 7, 2019	April 5, 2019
2,082	April 4, 2019	May 3, 2019
2,106	May 2, 2019	May 31, 2019
2,129	May 30, 2019	June 28, 2019
2,144	June 27, 2019	July 26, 2019
2,154	July 25, 2019	August 23, 2019
2,170	August 22, 2019	September 20, 2019
2,184	September 19, 2019	October 18, 2019
2,197	October 17, 2019	November 15, 2019

This Post-Effective Amendment No. 2,219 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,239.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,219 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th day of November, 2019.

iSHARES TRUST

By:
Armando Senra*
President

Date: November 14, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,219 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee
Date: November 14, 2019

John E. Martinez*
Trustee
Date: November 14, 2019

Cecilia H. Herbert*
Trustee
Date: November 14, 2019

John E. Kerrigan*
Trustee
Date: November 14, 2019

Robert S. Kapito*
Trustee
Date: November 14, 2019

Madhav V. Rajan*
Trustee
Date: November 14, 2019

Jane D. Carlin*
Trustee
Date: November 14, 2019

Drew E. Lawton*
Trustee
Date: November 14, 2019

Richard L. Fagnani*
Trustee
Date: November 14, 2019
/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: November 14, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: November 14, 2019

*

Powers of Attorney, each dated September 13, 2019, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 2,179, filed September 16, 2019.